Group - Statement of Changes in Equity - USD ($) $ in Millions	Total	Aggregate continuing and discontinued operations	Equity holders of the parent	Equity holders of the parent Aggregate continuing and discontinued operations	Share capital and premium	Share capital and premium Aggregate continuing and discontinued operations	Other capital reserves	Other capital reserves Aggregate continuing and discontinued operations	(Accumulated losses) Retained earnings	(Accumulated losses) Retained earnings Aggregate continuing and discontinued operations	Fair value through OCI	Fair value through OCI Aggregate continuing and discontinued operations	Actuarial (losses) gains	Actuarial (losses) gains Aggregate continuing and discontinued operations	Foreign currency translation reserve	Foreign currency translation reserve Aggregate continuing and discontinued operations	Non-controlling interests	Non-controlling interests Aggregate continuing and discontinued operations
Equity at beginning of period at Dec. 31, 2018	$ 2,694		$ 2,652		$ 7,171		$ 96		$ (3,227)		$ 37		$ (12)		$ (1,413)		$ 42
Profit (loss) for the period	116		114						114								2
Other comprehensive income (loss)	4		4								(5)				9
Comprehensive income		$ 120		$ 118		$ 0		$ 0		$ 114		$ (5)		$ 0		$ 9		$ 2
Shares issued	21		21		21
Share-based payment for share awards net of exercised	(12)		(12)				(12)
Dividends paid	(27)		(27)						(27)
Dividends of subsidiaries	(16)		0														(16)
Transactions with non-controlling interests	0		(4)				(4)										4
Translation	0		0				2		(2)
Equity at end of period at Jun. 30, 2019	2,780		2,748		7,192		82		(3,142)		32		(12)		(1,404)		32
Equity at beginning of period at Dec. 31, 2018	2,694		2,652		7,171		96		(3,227)		37		(12)		(1,413)		42
Profit (loss) for the period	(7)
Other comprehensive income (loss)	14
Comprehensive income		7
Shares issued	27
Equity at end of period at Dec. 31, 2019	2,676		2,640		7,199		83		(3,268)		45		(10)		(1,409)		36
Profit (loss) for the period	428		421						421								7
Other comprehensive income (loss)	(16)		(16)								46				(62)
Comprehensive income	412	$ 412	405		0		0		421		46		0		(62)		7
Shares issued	12		12		12
Share-based payment for share awards net of exercised	(8)		(8)				(8)
Dividends paid	(38)		(38)						(38)
Dividends of subsidiaries	(6)		0														(6)
Transfer of gain on disposal of equity investments	0		0						4		(4)
Translation	0		1				(10)		10				1				(1)
Equity at end of period at Jun. 30, 2020	$ 3,048		$ 3,012		$ 7,211		$ 65		$ (2,871)		$ 87		$ (9)		$ (1,471)		$ 36